================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment: [_]; Amendment Number: ________________________________

   This Amendment (Check only one):   [_] is a restatement
                                      [_] adds new holding entries.

Institutional Manager Filing this Report:

Name:    White Elm Capital, LLC
Address: 537 Steamboat Road, Suite 300
         Greenwich, Connecticut 06830

13F File Number: 028-13294

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Matthew Iorio
Title:   Managing Member
Phone:   203-742-6000

Signature, Place and Date of Signing:

   /s/ Matthew Iorio        Greenwich, Connecticut          May 15, 2013
_______________________    ________________________    _______________________
      [Signature]               [City, State]                  [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:      2

Form 13F Information Table Entry Total: 54

Form 13F Information Table Value Total: $568,355
                                                    (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.      Form 13F File Number                   Name
    ----  ---------------------------   --------------------

    1     028-13295                     White Elm Capital Partners, L.P.

    2     028-15315                     White Elm Master Offshore, Ltd.

                                                         MARKET
                                                         VALUE  SHARE /
                                                         (USD)   PRN    SHARE PUT /   INVESTMENT    OTHER      VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS   CUSIP    (X1000) AMOUNT  / PRN CALL    DISCRETION   MANAGERS   SOLE    SHARED NONE
------------------           ---------------- --------- ------- ------- ----- ----- -------------- -------- --------- ------ ----
ALTISOURCE PORTFOLIO SOLNS S REG SHS          L0175J104   26283  376822 SH          Shared-Defined        1   376,822      0    0
ALTISOURCE PORTFOLIO SOLNS S REG SHS          L0175J104   23047  330427 SH          Shared-Defined        2   330,427      0    0
ASML HOLDING N V             N Y REGISTRY SHS N07059210    9948  146275 SH          Shared-Defined        1   146,275      0    0
ASML HOLDING N V             N Y REGISTRY SHS N07059210    8726  128307 SH          Shared-Defined        2   128,307      0    0
AUTOZONE INC                 COM              053332102    7082   17850 SH          Shared-Defined        1    17,850      0    0
AUTOZONE INC                 COM              053332102    6206   15641 SH          Shared-Defined        2    15,641      0    0
CARTER INC                   COM              146229109   14019  244784 SH          Shared-Defined        1   244,784      0    0
CARTER INC                   COM              146229109   12290  214600 SH          Shared-Defined        2   214,600      0    0
CROWN CASTLE INTL CORP       COM              228227104   12153  174505 SH          Shared-Defined        1   174,505      0    0
CROWN CASTLE INTL CORP       COM              228227104   10655  153000 SH          Shared-Defined        2   153,000      0    0
DAVITA HEALTHCARE PARTNERS I COM              23918K108   16426  138515 SH          Shared-Defined        1   138,515      0    0
DAVITA HEALTHCARE PARTNERS I COM              23918K108   14407  121486 SH          Shared-Defined        2   121,486      0    0
DOLLAR TREE INC              COM              256746108    2228   46000 SH          Shared-Defined        1    46,000      0    0
DOLLAR TREE INC              COM              256746108    2116   43700 SH          Shared-Defined        2    43,700      0    0
DOMINOS PIZZA INC            COM              25754A201    5894  114573 SH          Shared-Defined        1   114,573      0    0
DOMINOS PIZZA INC            COM              25754A201    5165  100400 SH          Shared-Defined        2   100,400      0    0
FIRST CASH FINL SVCS INC     COM              31942D107    8501  145712 SH          Shared-Defined        1   145,712      0    0
FIRST CASH FINL SVCS INC     COM              31942D107    7450  127704 SH          Shared-Defined        2   127,704      0    0
GOLAR LNG LTD BERMUDA        SHS              G9456A100   27541  745148 SH          Shared-Defined        1   745,148      0    0
GOLAR LNG LTD BERMUDA        SHS              G9456A100   24152  653474 SH          Shared-Defined        2   653,474      0    0
GOLAR LNG PARTNERS LP        COM UNIT LPI     Y2745C102    6674  202234 SH          Shared-Defined        1   202,234      0    0
GOLAR LNG PARTNERS LP        COM UNIT LPI     Y2745C102    5856  177450 SH          Shared-Defined        2   177,450      0    0
GUIDEWIRE SOFTWARE INC       COM              40171V100   11038  287154 SH          Shared-Defined        1   287,154      0    0
GUIDEWIRE SOFTWARE INC       COM              40171V100    9675  251700 SH          Shared-Defined        2   251,700      0    0
LIBERTY GLOBAL INC           COM SER A        530555101   10103  137643 SH          Shared-Defined        1   137,643      0    0
LIBERTY GLOBAL INC           COM SER A        530555101    8862  120730 SH          Shared-Defined        2   120,730      0    0
LIBERTY GLOBAL INC           COM SER C        530555309   12302  179258 SH          Shared-Defined        1   179,258      0    0
LIBERTY GLOBAL INC           COM SER C        530555309   10793  157260 SH          Shared-Defined        2   157,260      0    0
MASTERCARD INC               CL A             57636Q104   13907   25700 SH          Shared-Defined        1    25,700      0    0
MASTERCARD INC               CL A             57636Q104   12208   22561 SH          Shared-Defined        2    22,561      0    0
NETSUITE INC                 COM              64118Q107    5836   72900 SH          Shared-Defined        1    72,900      0    0
NETSUITE INC                 COM              64118Q107    5124   64000 SH          Shared-Defined        2    64,000      0    0
OCWEN FINL CORP              COM NEW          675746309   23348  615730 SH          Shared-Defined        1   615,730      0    0
OCWEN FINL CORP              COM NEW          675746309   20473  539900 SH          Shared-Defined        2   539,900      0    0
PALO ALTO NETWORKS INC       COM              697435105    4053   71600 SH          Shared-Defined        1    71,600      0    0
PALO ALTO NETWORKS INC       COM              697435105    3554   62800 SH          Shared-Defined        2    62,800      0    0
SALLY BEAUTY HLDGS INC       COM              79546E104    4369  148700 SH          Shared-Defined        1   148,700      0    0
SALLY BEAUTY HLDGS INC       COM              79546E104    3834  130500 SH          Shared-Defined        2   130,500      0    0
SAP AG                       SPON ADR         803054204    6840   84925 SH          Shared-Defined        1    84,925      0    0
SAP AG                       SPON ADR         803054204    6000   74500 SH          Shared-Defined        2    74,500      0    0
SBA COMMUNICATIONS CORP      COM              78388J106   19892  276200 SH          Shared-Defined        1   276,200      0    0
SBA COMMUNICATIONS CORP      COM              78388J106   17443  242200 SH          Shared-Defined        2   242,200      0    0
SIRIUS XM RADIO INC          COM              82967N108   11940 3876722 SH          Shared-Defined        1 3,876,722      0    0
SIRIUS XM RADIO INC          COM              82967N108   10473 3400349 SH          Shared-Defined        2 3,400,349      0    0
TEMPUR PEDIC INTL INC        COM              88023U101    1003   20200 SH    PUT   Shared-Defined        1    20,200      0    0
TEMPUR PEDIC INTL INC        COM              88023U101     883   17800 SH    PUT   Shared-Defined        2    17,800      0    0
TRANSDIGM GROUP INC          COM              893641100   12430   81284 SH          Shared-Defined        1    81,284      0    0
TRANSDIGM GROUP INC          COM              893641100   10903   71300 SH          Shared-Defined        2    71,300      0    0
VERISIGN INC                 COM              92343E102    9952  210500 SH          Shared-Defined        1   210,500      0    0
VERISIGN INC                 COM              92343E102    8733  184700 SH          Shared-Defined        2   184,700      0    0

VERISK ANALYTICS INC         CL A             92345Y106    6083   98700 SH          Shared-Defined        1    98,700      0    0
VERISK ANALYTICS INC         CL A             92345Y106    5331   86500 SH          Shared-Defined        2    86,500      0    0
VISA INC                     COM CL A         92826C839   12874   75800 SH          Shared-Defined        1    75,800      0    0
VISA INC                     COM CL A         92826C839   11277   66400 SH          Shared-Defined        2    66,400      0    0